Capital adequacy - Capital adequacy (Details) - SEK (kr) kr in Millions	Dec. 31, 2021	Dec. 31, 2020
Capital adequacy
Common Equity Tier 1 capital ratio	21.80%	21.80%
Tier 1 capital ratio	21.60%	21.80%
Total capital ratio	21.60%	21.80%
Capital base requirement of 8 percent	8.00%
of which Capital conservation buffer	2.50%
Total risk-based capital requirement	15.70%	14.90%
Individual Pillar 2 requirement	3.67%
Minimum capital requirement one	4.50%
Minimum capital requirement two	1.50%
Minimum capital requirement three	2.00%
Additional capital - Pillar 2 guidance	1.50%
Parent Company
Capital adequacy
Common Equity Tier 1 capital ratio	21.60%	21.80%
Tier 1 capital ratio	21.60%	21.80%
Total capital ratio	21.60%	21.80%
Capital base requirement of 8 percent	kr 7,371	kr 7,136
of which Tier 1 requirement of 6 percent	5,528	5,352
of which minimum requirement of 4.5 percent	4,146	4,014
Pillar 2 capital requirements	3,382	3,921
Common Equity Tier 1 capital available to meet buffer requirements	9,149	12,310
Capital buffer requirements	2,333	2,259
of which Capital conservation buffer	2,303	2,230
of which Countercyclical buffer	30	29
Pillar 2 guidance	1,382
Total risk-based capital requirement	kr 14,468	kr 13,316
Capital base requirement of 8 percent	8.00%	8.00%
of which Tier 1 requirement of 6 percent	6.00%	6.00%
of which minimum requirement of 4.5 percent	4.50%	4.50%
Pillar 2 capital requirements	3.70%	4.40%
Common Equity Tier 1 capital available to meet buffer requirements	9.90%	13.80%
Capital buffer requirements	2.50%	2.50%
of which Capital conservation buffer	2.50%	2.50%
of which Countercyclical buffer	0.00%	0.00%
Pillar 2 guidance	1.50%
Total risk-based capital requirement	15.70%	14.90%